Note 5 - Exploration and Evaluation Assets - Exploration Expenditures (Details)													3 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended						13 Months Ended	29 Months Ended
	Jun. 09, 2023 CAD ($)	Oct. 01, 2022 CAD ($)	Jun. 23, 2022 CAD ($)	Oct. 01, 2021 CAD ($)	Aug. 01, 2021 CAD ($)	Oct. 01, 2020 CAD ($)	Jul. 15, 2020 CAD ($)	Jul. 15, 2019 CAD ($)	Jul. 15, 2018 CAD ($)	Mar. 31, 2018 CAD ($)	Jul. 15, 2017 CAD ($)	Nov. 15, 2014 CAD ($)	Jun. 01, 2016 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)	Nov. 14, 2014 CAD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Jul. 30, 2022 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2018 CAD ($)	Jun. 01, 2017 CAD ($)	Mar. 31, 2017 CAD ($)	Feb. 28, 2016 CAD ($)	Jun. 01, 2017 CAD ($)
Statement Line Items [Line Items]
Balance														$ 3,647,909	$ 3,200,493			$ 3,200,493
Cash														246,828	176,495			294,962
Shares														225,126				152,454
Balance														4,119,863				3,647,909		$ 3,200,493
Balance														8,829,882	3,990,629			3,990,629
Assay														15,457				1,301
Geological, consulting and other														338,525				3,254,841
Exploration cost recovery														(100,000)				(300,000)
Balance														9,083,864				8,829,882		3,990,629
Total Balance														13,203,727				12,477,791
Drilling																		29,084
Helicopter																		1,854,027
Zoro property [member]
Statement Line Items [Line Items]
Balance														1,909,407	1,909,407			1,909,407
Cash														0				0
Shares														0				0
Balance														1,909,407				1,909,407		1,909,407
Balance														4,653,559	3,402,511			3,402,511
Assay														0				805
Geological, consulting and other														20,919				780,155
Exploration cost recovery														0				0
Balance														4,674,478				4,653,559		3,402,511
Total Balance														6,583,885				6,562,966
Drilling																		29,084
Helicopter																		441,004
Grass River Property [member]
Statement Line Items [Line Items]
Balance														43,500	40,500			40,500
Cash														0				3,000		40,500
Shares														0				0
Balance														43,500				43,500		40,500
Balance														596,124	0			0
Assay														0				0
Geological, consulting and other														45,785				412,874
Exploration cost recovery														0				0
Balance														641,909				596,124		0
Total Balance														685,409				639,624
Drilling																		0
Helicopter																		183,250
Winston Property [member]
Statement Line Items [Line Items]
Balance														1,334,548	1,200,586			1,200,586
Cash		$ 19,000		$ 19,000		$ 19,000	$ 12,000	$ 12,000	$ 12,000	$ 6,000	$ 12,000	$ 13,750	$ 40,000	54,637		$ 81,250	$ 180,595	133,962			$ 35,000	$ 40,000	$ 25,000	$ 40,000	$ 120,000
Shares														0				0
Balance														1,389,185				1,334,548		1,200,586
Balance														371,909	244,216			244,216
Assay														0				0
Geological, consulting and other														45,482				127,693
Exploration cost recovery														0				0
Balance														417,391				371,909		244,216
Total Balance														1,806,576				1,706,457
Drilling																		0
Helicopter																		0
Peg North Property [member]
Statement Line Items [Line Items]
Balance														200,000	0			0
Cash	$ 100,000		$ 100,000											100,000				100,000
Shares	$ 100,000		$ 100,000											100,000				100,000
Balance														400,000				200,000		0
Balance														660,472	0			0
Assay														12,788				0
Geological, consulting and other														149,729				498,213
Exploration cost recovery														0				0
Balance														822,989				660,472		0
Total Balance														1,222,989				860,472
Drilling																		0
Helicopter																		162,259
Jean Lake Property [member]
Statement Line Items [Line Items]
Balance														150,000	50,000			50,000
Cash					$ 25,000									50,000				50,000	$ 50,000
Shares					$ 25,000									39,526				50,000	$ 50,000
Balance														239,526				150,000		50,000
Balance														2,509,453	343,902			343,902
Assay														2,669				496
Geological, consulting and other														76,610				1,397,541
Exploration cost recovery														(100,000)				(300,000)
Balance														2,488,732				2,509,453		343,902
Total Balance														2,728,258				2,659,453
Drilling																		0
Helicopter																		1,067,514
Jol Lithium Property [member]
Statement Line Items [Line Items]
Balance														10,454	0			0
Cash														638				8,000
Shares														0				2,454
Balance														11,092				10,454		0
Balance														38,365	$ 0			0
Assay														0				0
Geological, consulting and other														0				38,365
Exploration cost recovery														0				0
Balance														38,365				38,365		$ 0
Total Balance														49,457				48,819
Drilling																		0
Helicopter																		0
Lac Simard South property [member]
Statement Line Items [Line Items]
Balance														0
Cash														41,553
Shares														85,600
Balance														127,153				0
Balance														0
Assay														0
Geological, consulting and other														0
Exploration cost recovery														0
Balance														0				$ 0
Total Balance														$ 127,153